Available-for-sale Securities (Details) - CNY (¥)			12 Months Ended
	Jan. 06, 2014	Jan. 06, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale Securities
Proceeds from settlement of available-for-sale securities	¥ 15,812,953		¥ 0	¥ 15,812,953	¥ 0
Acquired at amortized cost during the year					17,778,718
Net realized losses from settlement of available-for-sales securities			0	1,965,765	0
Unrealized holding loss net of tax for available-for-sale securities			¥ 0	¥ 0	¥ 746,137
PRC fund house
Available-for-sale Securities
Investment with contractual maturity after one year (in shares)		17,800,000
Par value of investment (in CNY per share)		¥ 1.00
Acquired at amortized cost during the year		¥ 17,800,000